Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes the stock option activity under the 2021 Plan and the 2023 Plan for the years ended December 31, 2023 and December 31, 2022 (weighted-average remaining contractual term (in years) is not stated in thousands):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	1,916,194	$4.64	$3.00	8.65	$20,130
Granted	1,227,954	13.63	9.89
Exercised	(11,916)	4.27	2.75		—
Forfeited	(500,542)	9.36	6.67
Expired	(215,950)	3.73	2.38

Outstanding as of December 31, 2023	2,415,740	$8.32	$5.80	7.83	$13,689

Vested options outstanding and exercisable as of December 31, 2022	661,239	$3.75	$2.39	8.55	$7,540
Unvested options outstanding and exercisable as of December 31, 2022	1,254,955	$5.12	$3.32	8.70	$12,590
Vested options outstanding and exercisable as of December 31, 2023	933,200	$5.68	$3.53	6.78	$7,552
Unvested options outstanding and exercisable as of December 31, 2023	1,482,540	$9.98	$7.22	8.49	$6,137

Summary of Following Assumptions Presented on Weighted Average Basis
The Company estimated the fair value of options granted using a Black-Scholes option pricing model with the following assumptions presented on a weighted average basis (not stated in thousands):

	Year Ended December 31,
	2023	2022
Risk-free interest rate	3.43%	2.76%
Expected term (in years)	5.78	6.03
Expected volatility	67.59%	73.36%
Expected dividend yield	0.00%	0.00%

Summary of Stock-Based Compensation Expenses
Stock-based compensation expense was classified as follows in the Company’s consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Research and development expense	$1,751	$966
General and administrative expense	1,292	815

Total stock-based compensation expense	$3,043	$1,781